5. Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease expense
(Dollars in thousands)
December 31, 2020

Operating lease cost $	855

Other information:
Cash paid for amounts included in the measurement of lease liabilities	833
Operating cash flows from operating leases	-
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	942
Weighted-average remaining lease term - operating leases	6.95
Weighted-average discount rate - operating leases	2.69%

Maturity analysis of operating lease liabilities
(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2020

2021	$754
2022	588
2023	567
2024	489
2025	433
Thereafter	1,041
Total	3,872
Less: Imputed Interest	(401)
Operating Lease Liability	$3,471